RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Related Party Transaction [Line Items]
Amount due to related parties	$ 241,097	$ 207,081
Beijing Ruibozhongying Technology Development Co., Ltd
Related Party Transaction [Line Items]
Amount due to related parties	238,642
WDZG Consulting
Related Party Transaction [Line Items]
Amount due to related parties	$ 2,455	157,800
Sheng Xu
Related Party Transaction [Line Items]
Amount due to related parties		$ 49,281
Sheng Xu | WDZG Consulting
Related Party Transaction [Line Items]
Ownership interest held	35.00%